SUPPLEMENTARY INFORMATION (Other Supplementary Information) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Supplementary Information [Abstract]
Cash payments for interest	$ 1,535		$ 1,140		$ 713
Cash payments for income taxes	598		1,034		864
Provision for doubtful receivables	$ 6	[1]	$ 11	[1]	$ 20	[1]

[1]	Included in “Selling, general and administrative expenses” in the consolidated statements of income.